INCOME TAXES	12 Months Ended
Sep. 30, 2010
INCOME TAXES [Abstract]
INCOME TAXES
11.  INCOME TAXES

The Bank qualifies as a savings institution under the provisions of the Internal Revenue Code and was therefore, prior to September 30, 1996, permitted to deduct from taxable income an allowance for bad debts based upon eight percent of taxable income before such deduction, less certain adjustments.  Retained earnings, at September 30, 2011 and 2010, include approximately $306,000 of such bad debt, which, in accordance with ASC Topic 740, Income Taxes, is considered a permanent difference between the book and income tax basis of loans receivable, and for which income taxes have not been provided.  If such amount is used for purposes other than for bad debt losses, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes are summarized as follows:

	Year Ended
	September 30,
	2011	2010

Current tax expense (benefit):
Federal	$(136,827)	$164,964
State	285	58,297

	(136,542)	223,261

Deferred tax expense (benefit):
Federal	333,928	(322,584)
State	57,016	(101,615)

	390,944	(424,199)

Total income tax expense (benefit)	$254,402	$(200,938)

The provision for income taxes differs from that computed at the federal statutory rate of 34% as follows:

	Year Ended
	September 30,
	2011	2010

Tax expense (benefit) at federal statutory rates	$235,946	$(144,819)

Increase in tax expense (benefit) resulting from:
State taxes, net of federal tax effect	37,819	(28,590)
Other items	(19,363)	(27,529)

	$254,402	$(200,938)

The following temporary differences gave rise to deferred tax assets and liabilities:

	September 30,
	2011	2010

Deferred tax assets:
Allowance for loan and REO losses	$545,226	$1,380,343
Net oeprating loss carryforward	508,786	-
Pension liabilities	342,282	327,694
Deferred compensation	229,680	179,576
Uncollected interest	17,426	152,580
Depreciation	134,096	121,129
Other, net	17,572	20,816

Total deferred tax assets	1,795,068	2,182,138

Deferred tax liabilities:
Net unrealized gain on securities available for sale	539,035	540,558
Deferred loan origination costs	85,178	82,352
Prepaid expenses	52,833	33,250

Total deferred tax liabilities	677,046	656,160

Net deferred tax asset included in other assets	$1,118,022	$1,525,978

The realizability of the deferred tax asset is dependent upon a variety of factors, including the generation of future taxable income.  The Company believes that it is more likely than not that the Company will realize the benefits of the deferred tax assets.  At September 30, 2011, the Company has federal and state net operating loss carryforwards of $1.2 million and $1.7 million, respectively, that expire in 2031.